Nature of Business and Significant Accounting Policies, Nature of Business, Going Concern, Accounts Receivable and Inventory (FY) (Details) $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended	14 Months Ended	30 Months Ended
	Oct. 12, 2017	Jan. 12, 2017	Jan. 31, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) StockSplit	Jul. 03, 2018 USD ($)	Nov. 06, 2019 USD ($)	Dec. 31, 2017 USD ($)
Nature of Business [Abstract]
Number of reverse stock split | StockSplit						2
Reverse stock split ratio	0.050	0.033	0.0714
Going Concern [Abstract]
Accumulated deficit				$ (199,388)	$ (213,054)	$ (199,388)			$ (182,356)
Net proceeds from issuance of convertible preferred stock							$ 28,800
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date					30 days	30 days
Allowance for doubtful accounts				0	$ 0	$ 0
Inventories [Abstract]
Finished Goods				517	468	517			902
Work in Process				34	185	34			217
Raw Materials				1,107	959	1,107			469
Total				$ 1,658	$ 1,612	$ 1,658			$ 1,588
Subsequent Event [Member]
Nature of Business [Abstract]
Reverse stock split ratio			0.0714
Going Concern [Abstract]
Net proceeds from issuance of convertible preferred stock								$ 41,400
Minimum [Member]
Nature of Business [Abstract]
Reverse stock split ratio				0.5000		0.500
Maximum [Member]
Nature of Business [Abstract]
Reverse stock split ratio				0.0714		0.0714